Finance income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income.
Bank interest received	£ 36	£ 25	£ 5
Fair value gain on hedge ineffectiveness	3	1	22
Foreign exchange gain on translation of foreign assets/liabilities		11
Hyperinflation accounting adjustment	7	11	22
Total finance income	£ 46	£ 48	£ 49